February 9, 2009

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Neuberger Berman Equity Funds
Neuberger Berman Century Fund
(Investor Class, Institutional Class, Class A and Class C)
Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Neuberger Berman Equity Funds (the “Trust”), transmitted herewith for filing is a registration statement for the Investor Class, Institutional Class, Class A and Class C of its series Neuberger Berman Century Fund (the “Acquiring Fund”) on Form N-14 (the “Registration Statement”). The Registration Statement includes a Letter to Shareholders, a Combined Information Statement/Prospectus and a Statement of Additional Information relating to the reorganization of Neuberger Berman Large Cap Disciplined Growth Fund, a series of the Trust, (the “Acquired Fund”) into the Acquiring Fund and the subsequent conversion of certain Class A shares of the Acquiring Fund.

The reorganization would be affected pursuant to a Plan of Reorganization and Dissolution in which (1) the Acquired Fund would transfer its assets to the Acquiring Fund in exchange for Institutional Class, Class A and Class C shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities and (2) the Acquired Fund would dissolve under applicable state law.

In addition, immediately after the closing of the reorganization, Grandfathered Investors (as defined below) who receive Class A shares of the Acquiring Fund in the reorganization will have those Class A shares converted into Investor Class shares of the Acquiring Fund. “Grandfathered Investors” are investors who established accounts in Investor Class or Trust Class shares of a Neuberger Berman Fund prior to March 1, 2008, and who have continuously maintained an account in Investor or Trust Class shares since that date.

This transmission contains a conformed signature page, a conformed independent registered public accounting firm’s consent and a conformed opinion of counsel relating to the legality of the shares to be issued pursuant to the Registration Statement, the manually signed originals of which are maintained at the offices of the Trust.

This Registration Statement, pursuant to Rule 488 of the Securities Act of 1933, will become automatically effective on March 11, 2009.

We would appreciate comments as soon as possible. If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9473 or Lori L. Schneider at (202) 778-9305.

Sincerely,

/s/ Franklin H. Na

Franklin H. Na